Income Taxes - Deferred Income Taxes Reflect the Net Tax Effects of Temporary Differences Between the Carrying Amounts of Assets and Liabilities for Financial Reporting Purposes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carryforwards	$ 114,627,328	$ 84,966,611
Net operating loss carryforwards recorded by foreign subsidiary	3,373,358	2,945,626
Charitable contribution carryforward	35,681	31,714
Stock based compensation	5,032,075	2,190,217
Inventories	9,017,002	6,538,048
Reserve for losses on non-cancelable purchase commitments	2,439,522	1,727,951
Accounts receivable	366,973	501,188
Warranty liability	725,723	191,194
Accrued vacation		247,767
Goodwill impairment on asset acquisition	943,552	450,867
Accrued compensation	321,906
Accrued legal expenses	107,277
Depreciation	18,303
Accrued Florida use tax	223	45,633
Total deferred tax assets	137,008,923	99,836,816
Valuation allowance	(136,840,211)	(99,668,104)
Total deferred tax assets after valuation allowance	168,712	168,712
Deferred tax liabilities
Stock losses	(168,712)	(168,712)
Total deferred tax liabilities	(168,712)	(168,712)
Net deferred tax assets (liabilities)